Premises and Equipment (Schedule of Future Minimum Rental Payments of Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 321
Operating Leases, Future Minimum Payments, Due in Two Years	312
Operating Leases, Future Minimum Payments, Due in Three Years	309
Operating Leases, Future Minimum Payments, Due in Four Years	239
Operating Leases, Future Minimum Payments, Due in Five Years	189
Operating Leases, Future Minimum Payments, Due Thereafter	1,868
Operating Leases, Future Minimum Payments Due, Total	3,238
Operating Leases, Rent Expense, Net	$ 327	$ 299	$ 254